Derivatives - Not Designated (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (130)	$ (5)	$ 84
Foreign currency forward/option contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	11	(14)	5
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (141)	$ 9	82
Commodity price swap contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income			$ (3)